Other Assets (Details)						12 Months Ended
		Apr. 27, 2023 USD ($) ¥ / shares	Apr. 28, 2022 USD ($) ¥ / shares	Sep. 18, 2019 ¥ / shares shares	Jun. 30, 2016 USD ($) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 26, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jan. 31, 2022 CNY (¥)
Other Assets [Line Items]
Transferred loan amount	[1]					¥ 269,284,889			¥ 32,469,152
Transferred loan amount	[2]					135,274,471
Cash						151,111,771
Credit deterioration						727,469,577
Purchased loans						196,663,638
Other Asset Impairment Charges						61,389,167
Amount of loans disbursed						¥ 97,889,991			¥ 98,544,251	¥ 229,396
Group invested (in Yuan Renminbi per share) | ¥ / shares				¥ 3
Percentage of paid in capital invested (in Dollars) | $		$ 61,705	$ 224,093
Unrelated third party shares (in Shares) | shares				2,000,000
Cost of investment (in Yuan Renminbi per share) | ¥ / shares		$ 2.9	$ 3
Transferred shares (in Shares) | shares						1,700,000	1,700,000
Sale of stock per share (in Yuan Renminbi per share) | ¥ / shares						¥ 2
Investment loss								¥ (1,524,159)
Recognized an investment loss per share (in Yuan Renminbi per share) | ¥ / shares								¥ 2.9
Amount of investment								¥ 19,085,841			¥ 25,000,000
Recognized an impairment (in Dollars) | $							$ 5,907,577
Recent transaction price (in Yuan Renminbi per share) | ¥ / shares						¥ 2
Qingyuan Rural [Member]
Other Assets [Line Items]
Group transfers of shares (in Shares) | shares					10,003,334
Group invested (in Yuan Renminbi per share) | ¥ / shares					¥ 3
Percentage of paid in capital invested (in Dollars) | $					¥ 2.14
Guangzhou Mingfeng [Member]
Other Assets [Line Items]
Amount of investment											¥ 40,000,000
Guangzhou Mingfeng [Member]
Other Assets [Line Items]
Transferred loan amount						¥ 478,204,375
Guangzhou Minghui [Member]
Other Assets [Line Items]
Transferred loan amount						¥ 232,093,576

[1]	As mentioned in Note 5, the Group transferred the delinquent loans to third parties so that the Group could collect the payment more quickly than to simply dispose the collaterals through litigation. The loan is derecognized if the Group does not retain any risk and rewards after transferring the loan. Such transfer would be recorded as sales according to ASC 860-10-40-5. There is no constrain on the transferee’s rights to pledge or exchange, and the Group will not maintain effective control on the transferred loans for which the transferred loans are accounted for as sales without repurchase agreements. As of December 31, 2023, the Group transferred loans with balances amounting to RMB478,204,375 to Guangzhou Restructuring No.1 Investment Center (Limited Partnership) for transfer price of RMB232,093,576.
[2]	The purchased loans with credit deterioration are overdue loans repurchased at par value by the Group from commercial banks under the commercial bank partnership model. In 2023, the Group started purchasing loans with credit deterioration, totaling RMB727,469,577. As of 31 December 2023, the purchased loans with credit deterioration amounted to RMB196,663,638 and allowance for credit loss amounted to RMB61,389,167. The amount of loans disbursed in 2021, 2022 and 2023 is RMB229,396, RMB98,544,251, and RMB97,889,991, respectively.